UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Two Sigma Investments, LLC

Address:  379 West Broadway
          5th Floor
          New York, New York 10012

13F File Number: 28- 10385


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Pickard
Title:  President
Phone:  (212) 625-5731


Signature, Place and Date of Signing:

    /s/ Mark Pickard           New York, New York           February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number                 Name

1.             28-XXXXX                         Two Sigma Equity Portfolio, LLC
----          -------------------               ------------------------------


                                                       FORM 13F INFORMATION TABLE

                                                       Two Sigma Investments, LLC
                                                           December 31, 2003

   COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8

                                              VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGER    SOLE   SHARED    NONE
None                   None         None        0         0        0    0                   None        0       0        0





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